Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Business
1. Description of Business
Overview
Kodiak AI, Inc. and its wholly owned subsidiary (the “Company” or “Kodiak”), headquartered in Mountain View, California, is a provider of artificial intelligence (“AI”)-powered autonomous vehicle technology. This technology addresses the needs of the long-haul trucking, industrial trucking, and defense industries. The Company’s core offering, the Kodiak Driver, is a single-platform virtual driver that combines advanced AI software with modular hardware for customer deployments. All Company operations are conducted in the United States.
The Company was originally incorporated in the Cayman Islands as an exempted company on March 15, 2021 under the name Ares Acquisition Corporation II (“AACT”). AACT was created as a special purpose acquisition company with the purpose of effecting a merger or similar transaction with one or more businesses.
As contemplated by a definitive business combination agreement dated April 14, 2025 (the “BCA”), Kodiak consummated the merger transaction (the “Merger”) on September 24, 2025 (the “Closing Date” or “Closing”), whereby AAC II Merger Sub, Inc. (“Merger Sub”), a direct wholly owned subsidiary of AACT, merged with and into Kodiak Robotics, Inc. (“Legacy Kodiak”), a Delaware corporation. In connection with the Merger, AACT domesticated as a Delaware corporation and changed its name to Kodiak AI, Inc.
The Merger was accounted for as a reverse recapitalization, with Legacy Kodiak being the accounting acquirer and AACT the acquired company for accounting purposes. As a result of the Merger, all historical financial information presented in the unaudited condensed consolidated financial statements represent the accounts of Legacy Kodiak. Pursuant to the BCA, the share and per share amounts prior to the Closing have been retroactively converted as shares reflecting the per share merger consideration established in the Closing.
The Company’s common stock is listed on the Nasdaq under the symbol “KDK,” and the Company’s warrants to purchase shares of common stock are listed on the Nasdaq under the symbol “KDKRW.”
Liquidity and Going Concern
The Company has incurred recurring net losses and negative cash flows from operations since inception and, as of September 30, 2025, had an accumulated deficit of $780.0 million. As of September 30, 2025, the Company had cash and cash equivalents of $146.2 million and debt, current portion of $22.1 million. The Company expects to incur additional losses and increased expenses in future periods as it continues to scale its business, invest in research and development efforts, increase employee headcount, and incur other expenses commonly associated with being a public company.
The Company’s future capital requirements are influenced by the rate of adoption of its Kodiak Driver and
Driver-as-a-Service
(“DaaS”) model, launched in December 2024, as well as associated revenue growth, operating expenses, and research and development activities. To support its operating plan, management expects to seek additional funding through debt or equity offerings. If additional capital is not obtained, management may need to modify its operational plan by reducing research and development initiatives and lowering growth expectations. These factors in the aggregate raise substantial doubt regarding the Company’s ability to continue as a going concern for at least one year after the filing date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

1.	Description of Business
Kodiak Robotics, Inc. (the “Company”) was incorporated in 2018 in the State of Delaware and is headquartered in Mountain View, California. The Company is a provider of AI-powered autonomous vehicle technology that is addressing the needs of the commercial trucking industry and the public sector. The Company has developed the Kodiak Driver, a single-platform virtual driver that combines advanced
AI-powered
software with modular hardware designed for customer deployments. The Company does not have any operations outside the United States.
In April 2025, the Company entered into a definitive business combination agreement (“BCA”) with Ares Acquisition Corporation II (“AACT”), a publicly traded special purpose acquisition company (“SPAC”). Upon closing of the transaction, the combined company will be named Kodiak AI, Inc. and is expected to be traded on a national securities exchange under the new ticker symbol “KDK”. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions.
Liquidity and Going Concern
The Company has incurred recurring net losses and negative cash flows from operations since inception and, as of December 31, 2024, had an accumulated deficit of $268.1 million. As of December 31, 2024, the Company had cash and cash equivalents of $16.7 million and debt, current portion of $16.8 million. The Company expects to incur additional losses and increased expenses in future periods as it continues to scale its business, invest in research and development efforts, increase employee headcount, and incur other expenses commonly associated with being a public company. These factors in the aggregate raise substantial doubt regarding the Company’s ability to continue as a going concern for at least one year after the date these financial statements were issued.
To date, the Company has financed its operations primarily from the sales and issuances of redeemable convertible preferred stock, simple agreements for future equity, cash flows from operations, and borrowings under debt facilities. The Company’s ability to achieve its intended business objectives is dependent upon, among other things, its ability to scale its
Driver-as-a-Service
(“DaaS”) business, grow its customer base, manage its expenses, or otherwise successfully execute its business and marketing strategy, obtain adequate financing to fund its business plan, and hire and retain appropriate personnel. While the Company has been reviewing a number of potential strategic alternatives regarding its liquidity, including securing alternative sources for additional financing, such alternatives may not be achievable on favorable conditions, or at all. Future capital requirements will depend on many factors, including the rate of adoption for its autonomous driving solutions and associated revenue growth, the expansion of supporting activities, and the timing and extent of research and development efforts.
The
Company
is pursuing a transaction with a SPAC and expects to use the proceeds from the SPAC transaction to support its operations. There can be no assurance that the SPAC transaction will be successful. In the event the Company does not complete its SPAC transaction, the Company may seek additional equity or debt financing, including through strategic partnerships. Management also plans to manage the Company’s cash burn by controlling expenditures. Failure to generate sufficient cash flow from operations, raise additional capital and reduce discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.